Submission	Jan. 26, 2026
Submission [Line Items]
Central Index Key	0002097163
Registrant Name	XANADU QUANTUM TECHNOLOGIES LIMITED
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A